SCHEDULE OF STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities	$ (36,349)	¥ (262,446)	¥ (251,140)	¥ (844,962)
Net cash used in investing activities	(1,570)	(11,339)	(32,032)	(16,769)
Net cash generated from financing activities	28,434	205,301	239,985	764,422
Effect of exchange rate changes on cash and cash equivalents	(127)	(914)	221	(113)
Net decrease in cash, cash equivalents and restricted cash	(9,612)	(69,398)	(42,966)	(97,422)
Cash, cash equivalents and restricted cash at beginning of the period	12,926	93,331	136,297	233,719
Cash, cash equivalents and restricted cash at end of the period	$ 3,314	23,933	93,331	136,297
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities		(11,150)	187	(52,104)
Net cash used in investing activities		(204,327)
Net cash generated from financing activities		153,269	62,300	52,379
Effect of exchange rate changes on cash and cash equivalents		2,170	(842)	(22)
Net decrease in cash, cash equivalents and restricted cash		(60,038)	61,645	253
Cash, cash equivalents and restricted cash at beginning of the period		62,244	599	346
Cash, cash equivalents and restricted cash at end of the period		¥ 2,206	¥ 62,244	¥ 599